Contents of Significant Accounts - Investments Accounted For Under the Equity Method - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 06, 2023 shares	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 TWD ($)
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		$ 33,274,869		$ 32,785,800		$ 1,014,787
Cash dividends received from investments accounted for under the equity method		1,071,000		1,870,000
Proceeds from capital reduction of investments accounted for under the equity method		1,601,874	$ 48,853	1,303,106	$ 0
Silicon integrated systems corp [Member]
Investments in associates [Line Items]
Capital Reduction And Refunded On Investment Accounted For Using Equity Method							$ 499,000
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		4,723,930		4,126,878
Proceeds from capital reduction of investments accounted for under the equity method		343,000		343,000
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		1,298,112		2,109,906
Proceeds from capital reduction of investments accounted for under the equity method		760,000		960,000
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		13,824,584		13,644,560
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) [member] | SUBTRON TECHNOLOGY CO., LTD. (SUBTRON) [member]
Investments in associates [Line Items]
Number of shares exchanged | shares	23,000,000
Number of shares allotted | shares	5,000,000
Share exchange description	1 common share of SUBTRON to exchange 0.219 common shares of UNIMICRON
Aggregated individually immaterial associates [member]
Investments in associates [Line Items]
Exchange differences arising from translation of the foreign entity		55,000		(3,000)	$ 103,000
Investments with published price quotations [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		18,231,000		18,008,000
Investments with published price quotations [member] | Fair value [member]
Investments in associates [Line Items]
Investments accounted for using equity method for which there are published price quotations		$ 43,305,000		$ 53,726,000